U.S. GLOBAL INVESTORS FUNDS

May 4, 2015

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	U.S. Global Investors Funds (“Trust”)
File Nos. 02-35439 and 811-1800

To The Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Trust, I hereby certify that: (1) the form of Prospectuses and Statements of Additional Information, all dated May 1, 2015, that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 122 to the Trust’s registration statement, which was filed electronically with the SEC via EDGAR Accession No. 0001104659-15-032332 on April 30, 2015; and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Susan B. McGee
Susan B. McGee Executive Vice President and General Counsel; Secretary